EQUITY	12 Months Ended
Dec. 31, 2017
EQUITY
EQUITY

16. EQUITY

Common Shares

The Company's authorized share capital includes an unlimited number of common shares with no par value. As at December 31, 2017, Agnico Eagle's issued common shares totaled 232,793,335 (December 31, 2016 – 225,465,654), less 542,894 common shares held in a trust (2016 – 500,514).

360,381 common shares are held in a trust in connection with the Company's RSU plan (2016 – 369,972). 176,333 common shares are held in a trust in connection with the Company's PSU plan (2016 – 124,500).

In the first quarter of 2015, a Long Term Incentive Plan ("LTIP") was implemented for certain employees of the Partnership and CMC, both of which are jointly-owned, comprised of 50.0% deferred cash, 25.0% Agnico Eagle common shares and 25.0% Yamana common shares and vesting over a period ranging between 18 to 36 months. As at December 31, 2017, 6,180 Agnico Eagle common shares were held in a trust in connection with the LTIP (2016 – 6,042).

The trusts have been evaluated under IFRS 10 – Consolidated Financial Statements and are consolidated in the accounts of the Company, with shares held in trust offset against the Company's issued shares in its consolidated financial statements. The common shares purchased and held in a trust are excluded from the basic net income per share calculations until they have vested. All of the non-vested common shares held in the trusts are included in the diluted net income per share calculations, unless the impact is anti-dilutive.

The following table sets out the maximum number of common shares that would be outstanding if all dilutive instruments outstanding as at December 31, 2017 were exercised:

Common shares outstanding at December 31, 2017	232,250,441

Employee stock options	5,857,504

Common shares held in a trust in connection with the RSU plan (note 18(c)), PSU plan (note 18(d)) and LTIP	542,894

Total	238,650,839

Net Income Per Share

The following table sets out the weighted average number of common shares used in the calculation of basic and diluted net income per share:

	Year Ended December 31,

	2017	2016

Net income for the year	$243,887	$158,824

Weighted average number of common shares outstanding – basic (in thousands)	230,252	222,737

Add: Dilutive impact of common shares related to the RSU plan, PSU plan and LTIP	694	639

Add: Dilutive impact of employee stock options	1,515	2,378

Weighted average number of common shares outstanding – diluted (in thousands)	232,461	225,754

Net income per share – basic	$1.06	$0.71

Net income per share – diluted	$1.05	$0.70

Diluted net income per share has been calculated using the treasury stock method. In applying the treasury stock method, outstanding employee stock options with an exercise price greater than the average quoted market price of the common shares for the period outstanding are not included in the calculation of diluted net income per share as the impact would be anti-dilutive.

For the year ended December 31, 2017, 52,000 (2016 – 20,000) employee stock options were excluded from the calculation of diluted net income per share as their impact would have been anti-dilutive.

Equity Issuance

On March 31, 2017, the Company issued and sold 5,003,412 common shares of the Company to an institutional investor in the United States at a price of $43.97 per common share, for total consideration of approximately $220.0 million. Transaction costs of approximately $5.0 million (net of tax of $1.7 million) were incurred, resulting in a net increase to share capital of $215.0 million.

Flow-through share private placement

On March 10, 2016, the Company raised approximately C$25.0 million ($18.7 million) through the issuance of 374,869 flow-through common shares at a price of C$66.69 per common share. Flow-through shares are securities issued to investors whereby the deductions for tax purposes related to resource exploration and evaluation expenditures may be claimed by investors instead of the issuer under a renouncement process. At the time the flow-through shares were issued, the sale of tax deductions were deferred and were presented in the accounts payable and accrued liabilities line item in the consolidated balance sheets because the Company had not yet fulfilled its obligation to pass on the tax deductions to the investor. At the time the Company fulfills its obligation, the sale of tax deductions is recognized in the consolidated statements of income and comprehensive income as a reduction of deferred tax expense. The closing price of the Company's common shares on the March 10, 2016 issuance date was C$48.49, resulting in an increase to share capital of approximately C$18.2 million ($13.6 million). The initial C$6.8 million ($5.1 million) liability is drawn down as eligible expenditures are incurred because the Company has a positive intention to renounce these expenses. During the year ended December 31, 2016, the liability was fully extinguished based on eligible expenditures incurred.